Note 9 - Leases - Schedule of Operating Lease Assets and Liabilities-10Q (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use asset, net	$ 1,074,000	$ 1,542,500	$ 2,117,300
Operating lease - short term	(670,000)	(631,000)	(584,400)
Operating lease - long term	(404,000)	(911,500)	(1,544,900)
Total lease liabilities	$ (1,074,000)	$ (1,542,500)	$ (2,129,300)